RELATED PARTY BALANCES AND TRANSACTIONS (Schedule Of Transactions With Related Parties For Amount Due To Related Parties) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Details of related party balances and transactions [Line Items]
Others	$ 413	$ 152	$ 400
Due to related parties	11,105	152	400
Eall [Member]
Details of related party balances and transactions [Line Items]
Due to related parties	$ 10,692